STATEMENT OF INVESTMENTS
BNY Mellon International Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Australia - 7.4%
AGL Energy	1,282,698	[a,b]	4,889,690
Aristocrat Leisure	91,603		2,830,788
ASX	70,812		4,502,351
Brambles	743,839		5,266,995
Fortescue Metals Group	352,302		4,100,286
Macquarie Group	60,979		8,450,409
Telstra	4,531,286	[b]	13,022,119
			43,062,638
Austria - 1.2%
OMV	133,960	[b]	7,094,627
France - 12.5%
BNP Paribas	293,056		18,192,861
Cie Generale des Etablissements Michelin	19,626	[b]	2,899,150
Klepierre	375,418	[a,b]	7,956,588
LVMH	34,933		27,116,844
Sanofi	104,143	[b]	9,905,061
Teleperformance	17,474	[b]	7,182,331
			73,252,835
Germany - 8.4%
Allianz	47,470	[b]	10,347,912
Daimler	165,515	[b]	15,578,356
Deutsche Post	206,254	[b]	12,192,534
Evonik Industries	297,821	[b]	8,990,566
HeidelbergCement	33,174	[b]	2,226,516
			49,335,884
Hong Kong - 1.2%
Sun Hung Kai Properties	567,500		6,899,077
Ireland - .8%
ICON	16,584	[b]	4,485,474
Italy - 2.4%
Enel	1,819,920		13,829,572
Japan - 22.8%
Advantest	29,900		2,597,392
Casio Computer	366,100		4,746,154
FUJIFILM Holdings	82,600		6,496,595
Fujitsu	30,000		4,956,368
ITOCHU	290,800		8,344,894
Mitsubishi Electric	669,800		8,403,841
Mizuho Financial Group	508,900		6,292,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Japan - 22.8% (continued)
Nintendo	14,000		6,217,940
Nippon Telegraph & Telephone	570,000		15,714,585
Recruit Holdings	100,500		6,099,907
Renesas Electronics	385,600	[b]	4,822,559
Seven & i Holdings	73,800		2,963,609
Shionogi & Co.	99,100		6,921,812
Sony Group	115,900		14,123,939
Sumitomo Mitsui Financial Group	443,400		14,469,247
Tokyo Electron	11,300		5,938,537
Trend Micro	219,900		12,690,365
West Japan Railway	46,200		1,992,844
			133,792,650
Netherlands - 8.7%
ASML Holding	28,959		22,692,210
ING Groep	459,687		6,345,551
Koninklijke Ahold Delhaize	535,790	[b]	17,977,396
Royal Dutch Shell, Cl. B	178,204		3,714,423
			50,729,580
Norway - .5%
Yara International	66,085		3,241,757
Singapore - 1.0%
Singapore Exchange	289,300		1,894,170
United Overseas Bank	229,400	[b]	4,266,557
			6,160,727
Spain - 1.2%
ACS Actividades de Construccion y Servicios	145,221	[b]	3,476,979
Enagas	160,076		3,642,091
			7,119,070
Sweden - 2.1%
Epiroc, Cl. A	454,153		10,991,873
Swedish Match	197,993	[b]	1,445,049
			12,436,922
Switzerland - 11.4%
Kuehne + Nagel International	18,732	[b]	5,373,808
Logitech International	135,447	[a]	10,740,934
Novartis	154,426	[b]	12,344,179
Roche Holding	59,718	[b]	23,372,088
Sonova Holding	29,659	[b]	11,158,589
STMicroelectronics	74,546		3,640,946
			66,630,544
United Kingdom - 14.9%
Ashtead Group	166,376	[b]	13,320,278
BAE Systems	685,613		4,977,273

Description		Shares		Value ($)
Common Stocks - 96.5% (continued)
United Kingdom - 14.9% (continued)
Bunzl		64,238		2,445,612
Centrica		5,753,619	[b]	4,946,121
Diageo		118,390	[b]	5,966,774
Ferguson		70,553		10,722,517
GlaxoSmithKline		657,078		13,315,862
Legal & General Group		1,731,225	[b]	6,456,134
Melrose Industries		746,659		1,429,251
Rio Tinto		58,523	[b]	3,603,276
Tate & Lyle		539,179		4,503,235
Unilever		113,008		5,795,105
Vodafone Group		2,836,971		4,111,920
WPP		401,369		5,544,182
				87,137,540
Total Common Stocks (cost $537,315,946)				565,208,897

Exchange-Traded Funds - .7%
United States - .7%
iShares MSCI EAFE ETF (cost $4,179,008)		51,135	[a,b]	3,929,213
	Preferred Dividend Yield (%)
Preferred Stocks - 1.0%
Germany - 1.0%
Volkswagen (cost $9,352,039)	2.73	33,046	[b]	6,055,578
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,839,230)	0.06	4,839,230	[c]	4,839,230

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $10,775,678)	0.06	10,775,678	[c]	10,775,678
Total Investments (cost $566,461,901)		100.9%		590,808,596
Liabilities, Less Cash and Receivables		(.9%)		(5,252,339)
Net Assets		100.0%		585,556,257

ETF—Exchange-Traded Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $13,876,369 and the value of the collateral was $14,782,294, consisting of cash collateral of $10,775,678 and U.S. Government & Agency securities valued at $4,006,616. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	4,485,474	560,723,423	††	-	565,208,897
Equity Securities - Preferred Stocks	-	6,055,578	††	-	6,055,578
Exchange-Traded Funds	3,929,213	-		-	3,929,213
Investment Companies	15,614,908	-		-	15,614,908

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $24,346,695, consisting of $70,982,410 gross unrealized appreciation and $46,635,715 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.